Note 10 - Goodwill	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Goodwill Disclosure [Text Block]
Note
10
– Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since
January
31,
2015:

	January 31, 2017	January 31, 2016
Balance at beginning of period	217,486	147,440
Acquisition of Airclic	-	810
Acquisition of MK Data	-	51,108
Acquisition of BearWare	-	4,958
Acquisition of Oz	-	17,637
Acquisition of Pixi	6,705	-
Acquisition of Appterra	3,766	-
Acquisition of 4Solutions	1,351	-
Acquisition of Datamyne	35,115	-
Adjustments on account of foreign exchange	(1,310)	(4,467)
Balance at end of period	263,113	217,486